Total Capital and Net Income Per Common Unit	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Total Capital and Net Income Per Common Unit	Total CapitalAs at December 31, 2022, the Company's capital structure comprised of three classes of Company units: common units, Series A Preferred Units and Series B Preferred Units. The Company's sole common unitholder is Stonepeak and its affiliates, and all of the Company's outstanding Series A Preferred Units Series B Preferred Units are held by the public.
In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities and liquidation amounts on the Series A Preferred Units and Series B Preferred Units will be distributed to the common unitholder as adjusted to reflect any gain or loss upon the sale or other disposition of the Company’s assets in liquidation in accordance with the Limited Liability Company Agreement.
Preferred Unitholders' Rights
Significant rights of the Company’s preferred unitholders include the following:
a)Distributions on each Series A Preferred Unit shall accumulate at $0.5625 for each three-month period until the date the Company redeems the Series A Preferred Units in full. Distributions on each Series B Preferred Unit shall accumulate at $0.53125 for each three-month period until the earlier of i) the date the Company redeems the Series B Preferred Units in full and ii) October 15, 2027. After October 15, 2027, distributions on each Series B Preferred Unit shall accumulate for each three-month period until the date the Company redeems the Series B Preferred Units in full based on an annual rate of three-month LIBOR plus 6.241% as pro-rated for the applicable three-month period. If the calculation agent for the Series B Preferred Units determines that three-month LIBOR has been discontinued, it will determine whether to use a substitute or successor base rate that it has determined is most comparable to three-month LIBOR as the base distribution rate described in the immediately preceding sentence.
b)The Company has the right to redeem the Series A Preferred Units at any time and will have the right to the Series B Preferred Units on or after October 15, 2027, in whole or in part, for $25.00 per unit plus any accumulated and unpaid distributions.
c)The Series A Preferred Units have no voting rights, except in the event that six quarterly series A distributions are in arrears, in which case the Series A holders are entitled, voting as a class together with holders of other parity securities upon which like voting rights have been conferred and are exercisable, to elect one member of the board of directors. The Series B Preferred Units have no voting rights, except in the event that six quarterly Series B distributions are in arrears, in which case the Series B Holders are entitled, voting as a class together with holders of any parity securities upon which like voting rights have been conferred and are exercisable, to elect one member of the board of directors. The size of the board of directors shall be increased as needed to accommodate such change.
d)The Series A Preferred Units and Series B Preferred Units each rank senior to the Company’s common units.
e)In the event of liquidation of the Company, all property and all cash in excess of that required to discharge liabilities of the Company shall be distributed, subject to the issuance of any equity securities having a priority to the Preferred Units, first to the Preferred Unit Holders until there has been distributed in respect of each Preferred Unit then outstanding $25.00 plus any accumulated and unpaid distributions. Any remaining amounts are distributed to all Common Unitholders, pro rata.
Preferred Unit Distributions
The distributions payable on the Series A and Series B Preferred Units for the years ended December 31, 2022, 2021 and 2020 were $25.6 million, $25.7 million and $25.7 million, respectively.
Equity Contribution from Stonepeak
On December 19, 2022, the Company received an equity contribution of $129.3 million from Stonepeak in connection with funding the first installment payments for three of the five Samsung LNG Carrier Newbuildings the Company ordered in November 2022. As of December 31, 2022, the contribution has been accounted for as additional paid-in capital within Company / Limited Partner Common Units in the Company's consolidated statements of changes in total equity (see Note 21).
Preferred and Common Unit Repurchases
In March 2022, the Company established a plan which authorized the repurchase of up to $30.0 million of its Series A and Series B Preferred Units. As at December 31, 2022, the Company had repurchased 38,057 Series A Preferred Units and 72,804 Series B Preferred Units for $0.9 million and $1.8 million, respectively, and the remaining dollar value of Series A and Series B Preferred Units that may be repurchased under the plan was $27.3 million.
During the year ended December 31, 2020, the Company repurchased 1,373,066 common units for a total cost of $15.3 million.